Revenue	3 Months Ended
May 31, 2024
Revenue [Abstract]
REVENUE

10. REVENUE

The Group generates revenue by offering a full-stack smart mobility technology SaaS platform for connected vehicles and other assets, vehicles sales and delivery services.

In the following table, revenue from contract with customers is disaggregated by revenue streams, primary geographical markets and timing of revenue recognition.

	For the Three Months Ended May 31,
Figures in Rand thousands	2024	2023

Revenue from contracts with customers
Subscription revenue - Cartrack	959,603	834,232
Subscription revenue - Karooooo Logistics	4,165	2,165
Other revenue - Cartrack
Hardware sales	8,625	9,370
Installation revenue	7,578	7,157
Miscellaneous contract fees	3,169	2,670
Vehicle sales	2,099	81,563
Delivery service fees	96,586	59,630
Total revenue	1,081,825	996,787

Primary geographical markets
South Africa	801,110	752,043
Africa-Other	35,449	39,026
Europe	96,326	81,147
Asia-Pacific*, Middle East and USA	148,940	124,571
	1,081,825	996,787

Timing of revenue recognition
Products and services transferred at a point in time	118,057	160,390
Services transferred over time	963,768	836,397
Total revenue	1,081,825	996,787

*	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 39.8 million (May 31, 2023: ZAR 39.0 million).